Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000166218 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LIZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.11%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.24%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.24%	9.53%	11.33%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,642,794,606
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 98,459
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(c)Excludes short-term securities.
C000166217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LIZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[2]
Expense Ratio, Percent	0.36%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.94%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.94%	9.25%	11.05%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,642,794,606
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 98,459
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(c)Excludes short-term securities.
C000201977 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor P Shares
Trading Symbol	LIZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[3]
Expense Ratio, Percent	0.36%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.94%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	15.94%	9.24%	11.06%
Investor P Shares (with sales charge)	9.86	8.07	10.39
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,642,794,606
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 98,459
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(c)Excludes short-term securities.
C000166219 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LIZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[4]
Expense Ratio, Percent	0.06%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 29, 2016 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.29%	9.57%	11.38%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,642,794,606
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 98,459
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(c)Excludes short-term securities.
C000101135 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[5]
Expense Ratio, Percent	0.12%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 7.09%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.09%	3.92%	4.69%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,459,573,215
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,240,239
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000101134 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[6]
Expense Ratio, Percent	0.37%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 6.82%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.82%	3.66%	4.42%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,459,573,215
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,240,239
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000201968 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor P Shares
Trading Symbol	LIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.37%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 6.84%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	6.84%	3.67%	4.43%
Investor P Shares (with sales charge)	1.23	2.56	3.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,459,573,215
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,240,239
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000101136 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LIRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[8]
Expense Ratio, Percent	0.07%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 7.15%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.15%	3.98%	4.73%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,459,573,215
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,240,239
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000101144 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[9]
Expense Ratio, Percent	0.11%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 9.19%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.19%	5.63%	6.42%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,612,425,989
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,444,784
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101143 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[10]
Expense Ratio, Percent	0.36%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 8.88%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.88%	5.35%	6.16%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,612,425,989
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,444,784
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000201971 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor P Shares
Trading Symbol	LIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[11]
Expense Ratio, Percent	0.36%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 8.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	8.93%	5.36%	6.15%
Investor P Shares (with sales charge)	3.21	4.22	5.58
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,612,425,989
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,444,784
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101145 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LINKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[12]
Expense Ratio, Percent	0.06%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 9.26%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.26%	5.68%	6.47%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,612,425,989
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,444,784
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101153 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[13]
Expense Ratio, Percent	0.11%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 14.26%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.26%	8.73%	8.71%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,981,677,469
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 278,599
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000101152 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[14]
Expense Ratio, Percent	0.36%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 13.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.98%	8.44%	8.44%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,981,677,469
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 278,599
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000101147 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LIJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[15]
Expense Ratio, Percent	0.11%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 10.91%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.91%	6.73%	7.29%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,088,044,076
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 749,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(b)Excludes short-term securities.
C000101146 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[16]
Expense Ratio, Percent	0.36%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 10.63%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.63%	6.47%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,088,044,076
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 749,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(b)Excludes short-term securities.
C000201972 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor P Shares
Trading Symbol	LIJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[17]
Expense Ratio, Percent	0.36%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 10.61%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	10.61%	6.47%	7.02%
Investor P Shares (with sales charge)	4.80	5.33	6.45
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,088,044,076
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 749,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(b)Excludes short-term securities.
C000101148 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LIJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[18]
Expense Ratio, Percent	0.06%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 10.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.98%	6.79%	7.33%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,088,044,076
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 749,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(b)Excludes short-term securities.
C000101156 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[19]
Expense Ratio, Percent	0.11%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 15.59%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.59%	9.33%	9.06%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,395,604,779
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 245,473
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000101155 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[20]
Expense Ratio, Percent	0.36%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.30%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.30%	9.06%	8.79%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,395,604,779
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 245,473
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000201975 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor P Shares
Trading Symbol	LIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[21]
Expense Ratio, Percent	0.36%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.27%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.27%	9.05%	8.79%
Investor P Shares (with sales charge)	9.22	7.88	8.20
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,395,604,779
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 245,473
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000101150 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LIKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[22]
Expense Ratio, Percent	0.11%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 12.61%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.61%	7.76%	8.05%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,716,848,642
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 585,226
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

C000101149 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LIKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[23]
Expense Ratio, Percent	0.36%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 12.38%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.38%	7.49%	7.79%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,716,848,642
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 585,226
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

C000201973 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor P Shares
Trading Symbol	LIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[24]
Expense Ratio, Percent	0.36%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 12.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	12.31%	7.49%	7.78%
Investor P Shares (with sales charge)	6.42	6.33	7.21
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,716,848,642
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 585,226
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

C000101151 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LIKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[25]
Expense Ratio, Percent	0.06%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 12.66%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.66%	7.81%	8.11%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,716,848,642
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 585,226
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.

C000201974 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor P Shares
Trading Symbol	LIHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[26]
Expense Ratio, Percent	0.36%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 13.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	13.98%	8.45%	8.43%
Investor P Shares (with sales charge)	7.99	7.28	7.85
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,981,677,469
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 278,599
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000101154 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LIHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[27]
Expense Ratio, Percent	0.06%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 14.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.36%	8.77%	8.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,981,677,469
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 278,599
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000101157 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LIPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[28]
Expense Ratio, Percent	0.06%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 15.65%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.65%	9.38%	9.12%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,395,604,779
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 245,473
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.

C000213837 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LIWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[29]
Expense Ratio, Percent	0.11%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.22%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.22%	9.61%	10.45%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 952,167,333
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 24,039
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

C000213836 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LIWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[30]
Expense Ratio, Percent	0.36%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.97%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.97%	9.35%	10.19%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 952,167,333
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 24,039
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

C000213838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor P Shares
Trading Symbol	LIWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[31]
Expense Ratio, Percent	0.36%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 16.01%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	16.01%	9.35%	10.19%
Investor P Shares (with sales charge)	9.88	8.18	9.06
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 952,167,333
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 24,039
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

C000213835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LIWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[32]
Expense Ratio, Percent	0.06%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.34%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.34%	9.67%	10.51%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 952,167,333
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 24,039
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

C000101159 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[33]
Expense Ratio, Percent	0.11%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.18%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.18%	9.52%	9.17%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,241,076,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 165,443
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000101158 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[34]
Expense Ratio, Percent	0.36%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.90%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.90%	9.25%	8.90%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,241,076,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 165,443
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000201976 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor P Shares
Trading Symbol	LIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[35]
Expense Ratio, Percent	0.36%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.93%	9.24%	8.90%
Investor P Shares (with sales charge)	9.84	8.07	8.31
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,241,076,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 165,443
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000101160 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[36]
Expense Ratio, Percent	0.06%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.29%	9.57%	9.23%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,241,076,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 165,443
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000251822 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LIYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)(b)	0.12%(b)(c)
(a)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 3	[37],[38]
Expense Ratio, Percent	0.12%	[37],[39]
Net Assets	$ 1,142,864
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000251821 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LIYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$10(a)(b)	0.38%(b)(c)
(a)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 10	[40],[41]
Expense Ratio, Percent	0.38%	[40],[42]
Net Assets	$ 1,142,864
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000251823 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor P Shares
Trading Symbol	LIYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$10(a)(b)	0.38%(b)(c)
(a)	Investor P Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 10	[43],[44]
Expense Ratio, Percent	0.38%	[43],[45]
Net Assets	$ 1,142,864
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000251820 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LIYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)(b)	0.08%(b)(c)
(a)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 2	[46],[47]
Expense Ratio, Percent	0.08%	[47],[48]
Net Assets	$ 1,142,864
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[39]	Annualized.
[40]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[41]	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[42]	Annualized.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Investor P Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[45]	Annualized.
[46]	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.